Stockholders' Deficit	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 15—STOCKHOLDERS’ DEFICIT

Common Stock

As of June 30, 2020 and December 31, 2019, the Company was authorized to issue 5,000 shares of common stock, par value $0.001 per share. On July 30, 2020, the Company amended its certificate of incorporation to (i) increase the authorized common stock from 5,000 shares to 200,000,000 shares, (ii) change the par value of the Company’s common stock from $0.001 to $0.0001, and (iii) authorize 20,000,000 shares of preferred stock, 0.0001 par value per share.

As of June 30, 2020 and December 31, 2019, the Company had 4,750,000 shares of common stock issued and outstanding. Each share entitles the holder thereof to one vote per share on all matters coming before the stockholders of the Company for a vote.

Warrants

On April 5, 2019, the Company issued to SBCC a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100 (see Note 10). SBCC exercised this warrant on August 4, 2020 (see Note 16).